Note 22 - Segment information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
22 Segment information

For the year ended December 31, 2011, in line with business growth, the Group’s CODM reviews results by geographic segments as revenue streams are clearly identifiable, when making decisions about allocating resources and assessing performance of the Group.   Hence, the 2 operating units in China – China VAS & mobile game and PC game are now combined as a single business unit, and 2 other segments are Indonesia VAS and Media Content.  For the year ended December 31, 2012, with the inclusion of trading in quoted investment as one of the operating activities of the Group, an additional segment - Investment is included.   Further, Indonesia VAS was renamed Indonesia Digital Media to reflect the expanded business operations due to Okezone.com in Indonesia.

For the year ended December 31, 2012, the Group operates in four business segments — China VAS & mobile game, Indonesia Digital Media, Media content and Investment, based on the different product and geographic operating segments. Pursuant to ASC 280, the Group presents summarized statement of operations and net assets information by segment below, as used by the Group’s chief operating decision maker (“CODM”).  The 2010 and 2011 reported segment information has been retrospectively adjusted in order to conform to the change in segment presentation in 2012.

Statement of Operations Information:

	2010
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	57,691,760	1,805,746	12,210,519	—	71,708,025
Sales tax	(2,087,121)	—	—	—	(2,087,121)
Segment cost of revenue	(37,725,651)	(587,532)	(8,824,211)	—	(47,137,394)
Segment gross profit	17,878,988	1,218,214	3,386,308	—	22,483,510
Segment operating (expenses)/income	(16,391,539)	(266,867)	(4,691,928)	(3,266,791)	(24,617,125)
Segment profit/(loss) from operations	1,487,449	951,347	(1,305,620)	(3,266,791)	(2,133,615)
Other (expenses)/ income	679,019	105,556	(107,805)	25,114	701,884
Segment profit/ (loss) before interest and taxes	2,166,468	1,056,903	(1,413,425)	(3,241,677)	(1,431,731)

	2011
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	35,570,974	8,196,431	16,909,768	—	60,677,173
Sales tax	(1,591,748)	—	—	—	(1,591,748)
Segment cost of revenue	(19,999,661)	(4,949,871)	(11,252,901)	—	(36,202,433)
Segment gross profit	13,979,565	3,246,560	5,656,867	—	22,882,992
Segment operating (expenses)/income	(13,873,577)	(950,106)	(6,654,680)	4,049,868	(17,428,495)
Segment profit/(loss) from operations	105,988	2,296,454	(997,813)	4,049,868	5,454,497
Other (expenses)/ income	(373,093)	1,005	15,209	91,945	(264,934)
Segment profit/ (loss) before interest and taxes	(267,105)	2,297,459	(982,604)	4,141,813	5,189,563

	2012
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	31,277,781	3,748,259	11,124,836	—	46,150,876
Sales tax	(808,257)	—	—	—	(808,257)
Segment cost of revenue	(18,459,785)	(2,813,317)	(7,828,143)	—	(29,101,245)
Segment gross profit	12,009,739	934,942	3,296,693	—	16,241,374
Segment operating (expenses)/ income	(12,585,930)	(2,291,541)	(7,452,373)	22,720,140	390,296
Segment profit/(loss) from operations	(576,191)	(1,356,599)	(4,155,680)	22,720,140	16,631,670
Other (expenses)/ income	(45,555)	7,587	479,946	(1,081,641)	(639,663)
Segment profit/ (loss) before interest and taxes	(621,746)	(1,349,012)	(3,675,734)	21,638,499	15,992,007

The following table summarizes the gross revenue by product in China segment:

	2010	2011	2012
	$	$	$
China VAS	54,373,735	31,500,303	27,422,037
Mobile game	2,204,319	2,632,558	2,904,038
PC game	1,113,706	1,438,113	951,706
Total	57,691,760	35,570,974	31,277,781

Balance Sheet Information:

	As of December 31, 2011
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	23,372,886	7,099,104	12,645,710	83,664,809	126,782,509
Non-current assets	1,804,891	7,039,599	13,945,773	40,623,458	63,413,721
Total assets	25,177,777	14,138,703	26,591,483	124,288,267	190,196,230
Current liabilities	(9,976,507)	(3,194,028)	(9,958,059)	(1,250,701)	(24,379,295)
Non-current liabilities	(278,215)	(1,718,332)	(1,344,367)	—	(3,340,914)
Total liabilities	(10,254,722)	(4,912,360)	(11,302,426)	(1,250,701)	(27,720,209)
Net assets	14,923,055	9,226,343	15,289,057	123,037,566	162,476,021

	As of December 31, 2012
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	43,066,055	5,227,247	12,536,720	90,126,983	150,957,005
Non-current assets	1,961,265	7,393,486	14,468,275	29,634,541	53,457,567
Total assets	45,027,320	12,620,733	27,004,995	119,761,524	204,414,572
Current liabilities	(7,023,863)	(3,326,332)	(12,715,073)	(2,738,423)	(25,803,691)
Non-current liabilities	(240,176)	(1,602,210)	(1,597,943)	—	(3,440,329)
Total liabilities	(7,264,039)	(4,928,542)	(14,313,016)	(2,738,423)	(29,244,020)
Net assets	37,763,281	7,692,191	12,691,979	117,023,101	175,170,552

The following table summarizes the Group’s gross revenues by geographic region based on the location of the customers:

	2010	2011	2012
	$	$	$
PRC	57,691,760	35,570,974	31,980,685
Indonesia	1,805,746	8,196,431	3,977,308
Singapore	11,596,837	15,096,754	9,205,816
Malaysia	613,682	1,813,014	987,067

The following table summarizes the Group’s long-lived assets by geographic region:

	As of December 31,
	2011	2012
	$	$
PRC	23,078,946	14,684,605
Indonesia	24,028,344	24,307,843
Singapore	15,780,315	12,838,262
Malaysia	526,116	1,626,857

The following table summarizes the Group’s net assets by geographic region:

	As of December 31,
	2011	2012
	$	$
PRC	36,197,110	50,486,621
Indonesia	108,629,196	112,114,912
Singapore	17,484,937	12,923,192
Malaysia	164,778	(354,173)